TG P1 P2 P4 01/19

SUPPLEMENT DATED JANUARY 31, 2019

TO THE PROSPECTUSES DATED

MAY 1, 2018 OF

TEMPLETON GROWTH VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

Effective February 1, 2019, the prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Templeton Growth VIP Fund – Portfolio Managers” section on page TG-S5 is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Peter M. Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since February 2019.

II. The portfolio management team under the “Fund Details – Templeton Growth VIP Fund – Management” section on page TG-D7 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA

President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Herbert J. Arnett, Jr.

Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Heather Arnold, CFA

Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA

Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Peter M. Moeschter, CFA

Executive Vice President and Portfolio Manager of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

FI P1 P2 P4 01/19

SUPPLEMENT DATED JANUARY 31, 2019

TO THE PROSPECTUSES DATED

MAY 1, 2018 OF

FRANKLIN INCOME VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

Effective February 1, 2019, the prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin Income VIP Fund – Portfolio Managers” section on page FI-S5 is replaced with the following:

Portfolio Managers

Edward D. Perks, CFA

President and Director of Advisers and portfolio manager of the Fund since 2002.

Matthew D. Quinlan

Vice President of Advisers and portfolio manager of the Fund since 2012.

Richard S. Hsu, CFA

Vice President of Advisers and portfolio manager of the Fund since 2017.

Todd Brighton, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since 2017.

Brendan Circle, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

II. The portfolio management team under the “Fund Details – Franklin Income VIP Fund – Management” section on page FI-D8 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

Edward D. Perks, CFA President and Director of Advisers

Mr. Perks has been a portfolio manager of the Fund since 2002. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

Matthew D. Quinlan Vice President of Advisers

Mr. Quinlan has been a portfolio manager of the Fund since 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Richard S. Hsu Vice President of Advisers

Mr. Hsu has been a portfolio manager of the Fund since 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Todd Brighton, CFA Portfolio Manager of Advisers

Mr. Brighton has been a portfolio manager of the Fund since 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2000.

Brendan Circle, CFA Portfolio Manager of Advisers

Mr. Circle has been a portfolio manager of the Fund since February 2019, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2014.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.